To: Securities and Exchange Commission
      Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31, 2001:

MFS Multimarket Income Trust
Date
Identification
Shares
Repurchase



of Security
Repurchased
Price
NAV
Broker
12/12/01
Shares of beneficial interest
21,000
5.8842
6.47
 Merrill Lynch
12/12/01
Shares of beneficial interest
50,500
5.8842
6.47
 Merrill Lynch
12/13/01
Shares of beneficial interest
21,000
5.8753
6.44
 Merrill Lynch
12/17/01
Shares of beneficial interest
26,000
5.7107
6.41
 Merrill Lynch
12/17/01
Shares of beneficial interest
47,900
5.7107
6.41
 Merrill Lynch
12/18/01
Shares of beneficial interest
18,900
5.7379
6.43
 Merrill Lynch
12/19/01
Shares of beneficial interest
26,000
5.7895
6.45
 Merrill Lynch
12/20/01
Shares of beneficial interest
26,000
5.7702
6.45
 Merrill Lynch
12/21/01
Shares of beneficial interest
26,000
5.7914
6.45
 Merrill Lynch
12/28/01
Shares of beneficial interest
31,000
5.8877
6.44
 Merrill Lynch


Total Shares Repurchased: 294,300
Remarks:  (none)

Robert Flaherty
Assistant Treasurer